Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 210,853		¥ 233,918
Balance of users' virtual accounts	136,757		134,282
Payable for advertisement	135,569		259,466
Contingent loss liability(Note 18)	92,881		0
Accrued professional services and related service fee	54,833		53,922
Other tax payables	48,752		60,749
Payable for repurchase of subsidiary's share options	25,604		57,548
VAT payable	16,333		23,661
Others	75,922		87,504
Total	¥ 797,504	$ 115,627	¥ 911,050